Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2021
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Disclosure Of Contingent Liabilities Explanatory
b) Litigation, regulatory and similar matters
The

Group

operates in

a legal

and regulatory

environment

that
exposes

it

to

significant

litigation

and

similar

risks

arising

from
disputes and regulatory

proceedings. As a

result, UBS (which

for
purposes of this Note

may refer to UBS

Group AG and/or one or
more

of

its

subsidiaries,

as

applicable)

is

involved

in

various
disputes

and

legal

proceedings,

including

litigation,

arbitration,
and regulatory and criminal investigations.
Such matters are subject to many uncertainties, and the
outcome and the timing of resolution are often difficult to
predict, particularly in the earlier stages of a case. There are also situations where the Group may enter into a settlement
agreement. This may occur in order to avoid the expense,
management distraction or reputational implications of
continuing to contest liability, even for those matters for which the Group believes it should be exonerated. The uncertainties inherent in all such matters affect the amount and timing of any potential outflows for both matters with respect to which
provisions have been established and other contingent liabilities.
The Group

makes provisions

for such

matters brought

against it
when, in the

opinion of management

after seeking legal

advice,
it

is more

likely than

not

that the

Group has

a

present legal

or
constructive

obligation

as

a

result

of

past

events,

it

is

probable
that

an

outflow

of

resources

will

be

required,

and

the

amount
can

be

reliably

estimated.

Where

these

factors

are

otherwise
satisfied, a provision

may be established for

claims that have not
yet

been

asserted

against

the

Group,

but

are

nevertheless
expected

to

be,

based

on

the

Group’s

experience

with

similar
asserted

claims.

If

any

of

those

conditions

is

not

met,

such
matters

result

in

contingent

liabilities.

If

the

amount

of

an
obligation

cannot

be

reliably

estimated,

a

liability

exists

that

is
not

recognized

even

if

an

outflow

of

resources

is

probable.
Accordingly,

no

provision

is

established

even

if

the

potential
outflow

of

resources

with

respect

to

such

matters

could

be
significant.

Developments

relating

to

a

matter

that

occur

after
the

relevant

reporting

period,

but

prior

to

the

issuance

of
financial

statements, which

affect management’s

assessment of
the

provision

for

such

matter

(because,

for

example,

the
developments provide

evidence of

conditions that

existed at

the
end

of

the

reporting

period),

are

adjusting

events

after

the
reporting

period

under

IAS

10

and

must

be

recognized

in

the
financial statements for the reporting period.
Specific litigation,

regulatory and

other matters

are described
below, including

all such

matters that management

considers to
be

material

and

others

that

management

believes

to

be

of
significance

due

to

potential

financial,

reputational

and

other
effects.

The

amount

of

damages

claimed,

the

size

of

a
transaction or other

information is provided

where available and
appropriate in order to

assist users in considering

the magnitude
of potential exposures.
In the case of certain matters below, we state that we have
established a provision, and for the other matters, we make no such statement. When we make this statement and we expect
disclosure of the amount of a provision to prejudice seriously our position with other parties in the matter because it would reveal what UBS believes to be the probable and reliably estimable
outflow, we do not disclose that amount. In some cases we are subject to confidentiality obligations that preclude such
disclosure. With respect to the matters for which we do not
state whether we have established a provision, either: (a) we have not established a provision, in which case the matter is treated as a contingent liability under the applicable accounting standard; or (b) we have established a provision but expect
disclosure of that fact to prejudice seriously our position with other parties in the matter because it would reveal the fact that
UBS believes an outflow of resources to be probable and reliably estimable.
With

respect

to

certain

litigation,

regulatory

and

similar
matters for which we have established

provisions, we are able to
estimate

the

expected

timing
of

outflows.

However,

the
aggregate

amount

of

the

expected

outflows

for

those

matters
for which

we are

able to

estimate expected

timing is

immaterial
relative

to

our

current

and

expected

levels

of

liquidity

over

the
relevant time periods.
The

aggregate

amount

provisioned

for

litigation,

regulatory
and

similar

matters

as

a

class

is

disclosed

in

the

“Provisions”
table

in

Note

14a

above.
It is not practicable to provide an
aggregate estimate of liability for our litigation, regulatory and similar matters as a class of contingent liabilities. Doing so would require UBS to provide speculative legal assessments as to claims and proceedings that involve unique fact patterns or novel legal theories, that have not yet been initiated or are at early stages of adjudication, or as to which alleged damages have not been
quantified by the claimants. Although UBS therefore cannot
provide a numerical estimate of the future losses that could arise from litigation, regulatory and similar matters, UBS believes that the aggregate amount of possible future losses from this class that are more than remote substantially exceeds the level of current provisions.
Litigation, regulatory and similar matters may also result in non-monetary penalties and consequences. For example, the
non-prosecution agreement UBS entered into with the US
Department of Justice (DOJ), Criminal Division, Fraud Section in
connection with submissions of benchmark interest rates,
including, among others, the British Bankers’ Association
London Interbank Offered Rate (LIBOR), was terminated by the
DOJ based on its determination that UBS had committed a US
crime in relation to foreign exchange matters. As a consequence,
UBS AG pleaded guilty to one count of wire fraud for conduct in the LIBOR matter, paid a fine and was subject to probation,
which ended in January 2020.
A guilty plea to, or conviction of, a crime could have material consequences for UBS. Resolution of regulatory proceedings may require UBS to obtain waivers of regulatory disqualifications to maintain certain operations, may entitle regulatory authorities to limit, suspend or terminate licenses and regulatory
authorizations, and may permit financial market utilities to limit, suspend or terminate UBS’s participation in such utilities. Failure to obtain such waivers, or any limitation, suspension or
termination of licenses, authorizations or participations, could have material consequences for UBS.
The

risk

of

loss

associated

with

litigation,

regulatory

and
similar

matters is

a

component

of

operational

risk

for

purposes
of determining capital requirements.

Information concerning our
capital

requirements

and

the

calculation

of

operational

risk

for
this purpose is included in

the “Capital management” section of
this report.
Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD million
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Group
Functions Total
Balance as of 31 December 2020 861 115 0 227 932 2,135
Balance as of 31 March 2021 810 109 1 217 935 2,072
Increase in provisions recognized in the income statement 20 0 0 66 1 87
Release of provisions recognized in the income statement (11) (11) 0 (2) 0 (24)
Provisions used in conformity with designated purpose (27) 0 0 0 0 (27)
Foreign currency translation / unwind of discount 8 2 0 1 0 11
Balance as of 30 June 2021 800 100 1 282 936 2,119
1 Provisions, if any,

for matters described in this Note

are recorded in Global Wealth

Management (item 3 and item 4)

and Group Functions (item 2). Provisions,

if any, for the

matters described in items 1 and

6 of
this Note are allocated

between Global Wealth

Management and Personal

& Corporate Banking,

and provisions, if

any, for the

matters described in

this Note in item

5 are allocated between

the Investment Bank
and Group Functions.
1. Inquiries regarding cross-border wealth management
businesses

Tax

and

regulatory

authorities

in

a

number

of

countries

have
made

inquiries,

served

requests

for

information

or

examined
employees located

in their

respective jurisdictions

relating to

the
cross-border

wealth management

services provided

by UBS

and
other financial institutions.

It is possible

that the implementation
of

automatic

tax

information

exchange

and

other

measures
relating to

cross-border provision

of financial

services could

give
rise to further inquiries in

the future. UBS has

received disclosure
orders

from

the

Swiss

Federal

Tax

Administration

(FTA)

to
transfer

information

based

on

requests

for

international
administrative assistance

in tax

matters. The

requests

concern a
number

of

UBS

account

numbers

pertaining

to

current

and
former clients and

are based on

data from

2006 and 2008.

UBS
has

taken

steps

to

inform

affected

clients

about

the
administrative

assistance

proceedings

and

their

procedural
rights, including

the right

to appeal.

The requests

are

based on
data

received

from

the

German

authorities,

who

seized

certain
data

related

to

UBS

clients

booked

in

Switzerland

during

their
investigations

and

have

apparently

shared

this

data

with

other
European

countries.

UBS

expects

additional

countries

to

file
similar requests.
Since

2013,

UBS

(France)

S.A.,

UBS

AG

and

certain

former
employees

have

been

under

investigation

in

France

for

alleged
complicity

in

unlawful

solicitation

of

clients

on

French

territory,
regarding

the laundering

of proceeds

of tax

fraud, and

banking
and financial solicitation

by unauthorized persons.

In connection
with this

investigation, the investigating

judges ordered

UBS AG
to

provide

bail

(“
caution
”)

of

EUR
1.1

billion

and

UBS

(France)
S.A.

to

post

bail

of

EUR
40

million,

which

was

reduced

on
appeal to EUR 10

million.
A trial in the court

of first instance took place

from 8 October
2018 until

15 November

2018. On

20 February 2019,

the court
announced

a

verdict

finding

UBS

AG

guilty

of

unlawful
solicitation

of

clients

on

French

territory

and

aggravated
laundering

of

the proceeds

of

tax

fraud,

and

UBS

(France) S.A.
guilty of aiding and abetting unlawful solicitation and laundering the proceeds

of tax

fraud. The

court imposed

fines aggregating
EUR 3.7

billion on

UBS AG

and UBS

(France) S.A.

and awarded
EUR 800

million

of

civil

damages

to

the

French

state.

UBS

has
appealed

the

decision.

Under

French

law,

the

judgment

is
suspended while

the appeal is

pending. The trial

in the Court

of
Appeal took place between 8-24

March 2021. At the conclusion
of

the

trial,

the

prosecutor

asserted

that

the

maximum

penalty
was EUR 2.2

billion and

requested the

court to

award a

penalty
of at least EUR 2

billion. The French state asked for civil damages
of

EUR
1

billion.

The

judgment

on

the

merits

of

the

case

is
currently

set

for

27

September

2021.

A

subsequent

appeal

to
the

Cour

de

Cassation,

France’s

highest

court,

is

possible

with
respect to questions of law.

UBS

believes

that

based

on

both

the

law

and

the

facts

the
judgment of

the court

of first

instance should

be reversed.

UBS
believes it followed its obligations under Swiss and French law as well

as

the

European

Savings

Tax

Directive.

Even

assuming
liability,

which

it

contests,

UBS

believes

the

penalties

and
damage

amounts

awarded

greatly

exceed

the

amounts

that
could be

supported by

the law

and the

facts. In

particular, UBS
believes

the

court

incorrectly

based

the

penalty

on

the

total
regularized

assets

rather

than

on

any

unpaid

taxes

on

those
assets

for

which

a

fraud

has

been

characterized

and

further
incorrectly

awarded

damages

based

on

costs

that

were

not
proven

by

the

civil

party.

Notwithstanding

that

UBS

believes

it
should

be

acquitted,

our

balance

sheet

at

30 June

2021
reflected provisions

with respect

to this

matter in

an amount

of
EUR 450

million

(USD
534

million

at

30 June

2021).

The

wide
range

of

possible

outcomes

in

this

case

contributes

to

a

high
degree of

estimation uncertainty.

The provision

reflected on

our
balance

sheet

at

30 June

2021

reflects

our

best

estimate

of
possible financial

implications, although

it is

reasonably possible
that

actual

penalties

and

civil

damages

could

exceed

the
provision amount.
In 2016,

UBS was

notified by

the Belgian

investigating judge
that

it

is

under

formal

investigation

(“
inculpé
”)

regarding

the
laundering

of

proceeds

of

tax

fraud,

of

banking

and

financial
solicitation by unauthorized persons, and of serious tax fraud.

Our balance

sheet at

30 June 2021

reflected

provisions

with
respect

to

matters

described

in

this

item

1

in

an

amount

that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the

future outflow of resources

in respect
of

such

matters

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provision that we have recognized.
2. Claims related to sales of residential mortgage-backed
securities and mortgages
From 2002 through

2007, prior to

the crisis in

the US residential
loan market, UBS was

a substantial issuer and

underwriter of US
residential

mortgage-backed

securities

(RMBS)

and

was

a
purchaser and seller of US residential mortgages.

In November

2018,

the

DOJ

filed

a

civil

complaint

in

the
District Court for the Eastern District of New York. The complaint seeks

unspecified

civil

monetary

penalties

under

the

Financial
Institutions

Reform,

Recovery

and

Enforcement

Act

of

1989
related

to

UBS’s

issuance,

underwriting

and

sale

of

40

RMBS
transactions

in

2006

and

2007.

UBS

moved

to

dismiss

the

civil
complaint

on

6 February

2019.

On

10 December

2019,

the
district court denied UBS’s motion to dismiss.

Our balance

sheet at 30 June

2021 reflected

a provision

with
respect

to

matters

described

in

this

item

2

in

an

amount

that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the future

outflow of resources

in respect
of

this

matter

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provision that we have recognized.
3. Madoff
In

relation

to

the

Bernard

L.

Madoff

Investment

Securities

LLC
(BMIS) investment

fraud, UBS

AG, UBS

(Luxembourg) S.A.

(now
UBS

Europe

SE,

Luxembourg

branch)

and

certain

other

UBS
subsidiaries

have

been

subject

to

inquiries

by

a

number

of
regulators,

including

the

Swiss

Financial

Market

Supervisory
Authority

(FINMA)

and

the

Luxembourg

Commission

de
Surveillance du

Secteur Financier. Those

inquiries concerned

two
third-party

funds

established

under

Luxembourg

law,
substantially

all

assets

of

which

were

with

BMIS,

as

well

as
certain

funds

established

in

offshore

jurisdictions

with

either
direct

or

indirect

exposure

to

BMIS.

These

funds

faced

severe
losses,

and

the

Luxembourg

funds

are

in

liquidation.

The
documentation establishing

both funds

identifies UBS

entities in
various

roles,

including

custodian,

administrator,

manager,
distributor

and

promoter,

and

indicates

that

UBS

employees
serve as board members.
In

2009

and

2010,

the

liquidators

of

the

two

Luxembourg
funds

filed

claims

against

UBS

entities,

non-UBS

entities

and
certain individuals, including current

and former UBS employees,
seeking

amounts

totaling

approximately

EUR
2.1

billion,

which
includes

amounts

that

the

funds

may

be

held

liable

to

pay

the
trustee for the liquidation of BMIS (BMIS Trustee).
A

large

number

of

alleged

beneficiaries

have

filed

claims
against UBS

entities (and

non-UBS entities)

for purported

losses
relating

to

the

Madoff

fraud.

The

majority

of

these

cases

have
been

filed

in

Luxembourg,

where

decisions

that

the

claims

in
eight

test

cases

were

inadmissible

have

been

affirmed

by

the
Luxembourg

Court

of

Appeal,

and

the

Luxembourg

Supreme
Court has dismissed a further appeal in one of the test cases.
In the

US, the

BMIS Trustee

filed claims

against UBS

entities,
among others, in relation to the two Luxembourg funds and

one
of

the

offshore

funds.

The

total

amount

claimed

against

all
defendants

in

these

actions

was

not

less

than

USD
2

billion.

In
2014, the US Supreme

Court rejected the BMIS

Trustee’s motion
for

leave

to

appeal

decisions

dismissing

all

claims

except

those
for

the recovery

of

approximately USD 125

million of

payments
alleged to

be fraudulent

conveyances and

preference payments.
In 2016, the bankruptcy court dismissed

these claims against the
UBS

entities.

In

February

2019,

the

Court

of

Appeals

reversed
the dismissal of

the BMIS Trustee’s remaining

claims, and the US
Supreme Court subsequently denied a

petition seeking review of
the Court

of Appeals’

decision. The

case has

been remanded

to
the Bankruptcy Court for further proceedings.
4. Puerto Rico
Declines

since

2013

in

the

market

prices

of

Puerto

Rico
municipal

bonds and

of

closed-end

funds (funds)

that are

sole-
managed

and

co-managed

by

UBS

Trust

Company

of

Puerto
Rico

and

distributed

by

UBS

Financial

Services

Incorporated

of
Puerto

Rico

(UBS PR)

led to

multiple

regulatory inquiries,

which
in

2014

and

2015,

led

to

settlements

with

the

Office

of

the
Commissioner of Financial Institutions for the Commonwealth of
Puerto

Rico,

the

US

Securities

and

Exchange

Commission

(SEC)
and the Financial Industry Regulatory Authority.

Since

then UBS

clients in

Puerto Rico

who own

the funds

or
Puerto Rico municipal bonds and/or

who used their UBS account
assets

as

collateral

for

UBS

non-purpose

loans

filed

customer
complaints

and

arbitration

demands.

Allegations

include

fraud,
misrepresentation and unsuitability of the funds and

of the loans
seeking

aggregate

damages

of

USD
3.4

billion,

of

which
USD 2.9

billion

have

been

resolved

through

settlements,
arbitration or withdrawal of claims.
A

shareholder

derivative

action

was

filed

in

2014

against
various UBS

entities and

current and

certain former

directors of
the funds, alleging hundreds

of millions of US

dollars in losses in
the funds. In 2015, defendants’ motion to dismiss was denied.

In 2011,

a purported

derivative action

was filed

on behalf

of
the

Employee

Retirement

System

of

the

Commonwealth

of
Puerto Rico

(System) against

over 40

defendants, including

UBS
PR,

which

was

named

in

connection

with

its

underwriting

and
consulting

services.

Plaintiffs

alleged

that

defendants

violated
their

purported

fiduciary

duties

and

contractual

obligations

in
connection

with the

issuance and

underwriting

of USD
3

billion
of

bonds

by

the

System

in

2008

and

sought

damages

of

over
USD 800

million.

In

2016,

the

court

granted

the

System’s
request to join the action as a plaintiff. In 2017, the court denied defendants’ motion to

dismiss the complaint.

In 2020, the

court
denied plaintiffs’ motion for summary judgment.
Beginning

in

2015,

certain

agencies

and

public

corporations
of

the

Commonwealth

of

Puerto
Rico

(Commonwealth)
defaulted on

certain interest

payments on

Puerto Rico

bonds. In
2016,

US

federal

legislation

created

an

oversight

board

with
power

to

oversee

Puerto

Rico’s

finances

and

to

restructure

its
debt. The

oversight board has

imposed a stay

on the exercise

of
certain

creditors’

rights.

In

2017,

the

oversight

board

placed
certain of the bonds into a bankruptcy-like proceeding under the supervision of a Federal District Judge.

In

May

2019,

the

oversight

board

filed

complaints in

Puerto
Rico federal

district court

bringing claims

against financial,

legal
and

accounting

firms

that

had

participated

in

Puerto

Rico
municipal

bond

offerings,

including

UBS,

seeking

a

return

of
underwriting

and

swap

fees

paid

in

connection

with

those
offerings. UBS

estimates that

it received

approximately USD
125
million in fees in the relevant offerings.
In August

2019, and

February and

November 2020,

four US
insurance companies that insured issues of Puerto Rico municipal bonds

sued

UBS

and

several

other

underwriters

of

Puerto

Rico
municipal bonds

in three

separate cases.

The actions

collectively
seek

recovery

of

an

aggregate

of

USD
955

million

in

damages
from

the

defendants.

The

plaintiffs

in

these

cases

claim

that
defendants

failed

to

reasonably investigate

financial

statements
in the offering materials for the insured Puerto Rico bonds issued between 2002 and 2007, which plaintiffs argue they relied

upon
in

agreeing

to

insure

the

bonds

notwithstanding

that

they

had
no contractual

relationship with

the underwriters.

In June

2021
the

court

in

the

first

of

the

three

cases

denied

defendants’
motion

to

dismiss;

defendants are

seeking

leave

to

appeal

that
decision.

In

July

2021,

the

court

in

another

of

these

cases
granted

defendants’

motion

to

dismiss.

A

motion

to

dismiss

is
pending in the remaining case.
Our balance

sheet at

30 June 2021

reflected

provisions

with
respect to

matters described

in this

item 4

in amounts

that UBS
believes

to

be

appropriate

under

the

applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the future

outflow of resources

in respect
of

such

matters

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provisions that we have recognized.
5. Foreign exchange, LIBOR and benchmark rates, and other
trading practices
Foreign exchange-related regulatory matters:

Beginning in 2013,
numerous

authorities

commenced

investigations

concerning
possible manipulation of foreign

exchange markets and precious
metals

prices.

As

a

result

of

these

investigations,

UBS

entered
into resolutions

with the

UK Financial

Conduct Authority

(FCA),
the US

Commodity Futures

Trading

Commission (CFTC), FINMA,
the

Board

of

Governors of

the

Federal

Reserve

System

(Federal
Reserve Board) and the

Connecticut Department of Banking, the
DOJ’s Criminal

Division and

the European

Commission. UBS

has
ongoing

obligations

under

the

Cease

and

Desist

Order

of

the
Federal Reserve

Board and

the Office

of the

Comptroller of

the
Currency

(as

successor

to

the

Connecticut

Department

of
Banking),

and

to

cooperate

with

relevant

authorities

and

to
undertake

certain

remediation

measures.

UBS

has

also

been
granted

conditional

immunity

by

the

Antitrust

Division

of

the
DOJ and

by authorities

in other

jurisdictions in

connection with
potential competition law violations relating

to foreign exchange
and precious metals businesses.

Investigations relating to foreign
exchange

matters

by

certain

authorities

remain

ongoing
notwithstanding these resolutions.
Foreign exchange-related

civil litigation:

Putative class

actions
have

been

filed

since

2013

in

US

federal

courts

and

in

other
jurisdictions against

UBS and

other banks

on behalf

of putative
classes of persons

who engaged in

foreign currency transactions
with

any

of

the

defendant

banks.

UBS

has

resolved

US

federal
court class

actions relating

to foreign

currency transactions

with
the

defendant

banks

and

persons

who

transacted

in

foreign
exchange futures

contracts and options

on such futures

under a
settlement agreement that provides for UBS

to pay an aggregate
of

USD
141

million

and

provide

cooperation

to

the

settlement
classes.

Certain

class

members

have

excluded

themselves

from
that

settlement

and

have

filed

individual

actions

in

US

and
English

courts

against

UBS

and

other

banks,

alleging

violations
of US and European competition laws and unjust enrichment.
In

2015,

a

putative

class

action

was

filed

in

federal

court
against

UBS

and

numerous

other

banks

on

behalf

of

persons
and

businesses

in

the

US

who

directly

purchased

foreign
currency

from

the

defendants

and

alleged

co-conspirators

for
their own end use. In

March 2017, the court

granted UBS’s (and
the other banks’) motions to dismiss the complaint. The plaintiffs filed an amended complaint in August 2017. In March 2018,

the
court

denied

the

defendants’

motions

to

dismiss

the

amended
complaint.
LIBOR

and

other

benchmark-related

regulatory

matters:

Numerous

government

agencies,

including

the

SEC,

the

CFTC,
the

DOJ,

the

FCA,

the

UK

Serious

Fraud

Office,

the

Monetary
Authority

of

Singapore,

the

Hong

Kong

Monetary

Authority,
FINMA, various state attorneys general

in the US and competition
authorities in

various jurisdictions, have

conducted investigations
regarding potential improper attempts by UBS,

among others, to
manipulate

LIBOR

and

other

benchmark

rates

at

certain

times.
UBS

reached

settlements

or

otherwise

concluded

investigations
relating

to

benchmark

interest

rates

with

the

investigating
authorities. UBS

has

ongoing obligations

to

cooperate with

the
authorities

with

whom

we

have

reached

resolutions

and

to
undertake

certain

remediation

measures

with

respect

to
benchmark

interest

rate

submissions.

UBS

has

been

granted
conditional leniency

or

conditional immunity

from

authorities in
certain

jurisdictions, including

the

Antitrust

Division

of

the

DOJ
and

the

Swiss

Competition Commission

(WEKO),

in

connection
with

potential antitrust

or

competition law

violations related

to
certain

rates.

However,

UBS

has

not

reached

a

final

settlement
with

WEKO,

as

the

Secretariat of

WEKO

has

asserted

that

UBS
does not qualify for

full immunity.
LIBOR and

other benchmark-related

civil litigation:

A number
of

putative

class

actions

and

other

actions

are

pending

in

the
federal

courts

in

New

York

against

UBS

and

numerous

other
banks on behalf of parties who transacted in certain interest rate
benchmark-based

derivatives.

Also

pending

in

the

US

and

in
other jurisdictions are

a number of

other actions asserting

losses
related

to

various

products

whose

interest

rates

were

linked

to
LIBOR

and

other

benchmarks,

including

adjustable

rate
mortgages,

preferred

and

debt

securities,

bonds

pledged

as
collateral,
loans,

depository

accounts,

investments

and

other
interest-bearing

instruments.

The

complaints

allege
manipulation,

through

various

means,

of

certain

benchmark
interest

rates,

including

USD LIBOR,

Euroyen

TIBOR,

Yen

LIBOR,
EURIBOR,

CHF LIBOR,

GBP

LIBOR,

SGD

SIBOR

and

SOR

and
Australian BBSW,

and seek

unspecified compensatory

and other
damages under varying legal theories.
USD LIBOR class and individual actions

in the US:
In 2013 and
2015,

the

district

court

in

the

USD LIBOR

actions

dismissed,

in
whole

or

in

part,

certain

plaintiffs’

antitrust

claims,

federal
racketeering

claims, CEA

claims, and

state common

law claims.
Although

the

Second

Circuit

vacated

the

district

court’s
judgment

dismissing

antitrust

claims,

the

district

court

again
dismissed antitrust

claims against UBS

in 2016.

Certain plaintiffs
have appealed that

decision to the

Second Circuit. Separately,

in
2018,

the

Second

Circuit

reversed

in

part

the

district

court’s
2015 decision

dismissing certain

individual plaintiffs’

claims and
certain

of

these

actions

are

now

proceeding.

UBS

entered

into
an

agreement

in

2016

with

representatives

of

a

class

of
bondholders

to

settle

their

USD LIBOR

class

action.

The
agreement has received final court

approval. In 2018, the district
court

denied

plaintiffs’

motions

for

class

certification

in

the
USD class actions

for claims

pending against

UBS, and

plaintiffs
sought permission to appeal

that ruling to the

Second Circuit. In
July

2018,

the

Second

Circuit

denied

the

petition

to

appeal

of
the

class

of

USD lenders

and

in

November

2018

denied

the
petition

of

the

USD exchange

class.

In

December

2019,

UBS
entered

into

an

agreement

with

representatives

of

the

class

of
USD lenders

to

settle

their

USD LIBOR

class

action.

The
agreement has

received final

court approval.

In January

2019, a
putative

class

action

was

filed

in

the

District

Court

for

the
Southern District

of New

York against

UBS and

numerous other
banks

on

behalf

of

US

residents

who,

since

1 February

2014,
directly

transacted

with

a

defendant

bank

in

USD LIBOR
instruments.

The

complaint

asserts

antitrust

claims.

The
defendants moved to

dismiss the complaint

in August 2019.

On
26 March 2020 the

court granted defendants’ motion to

dismiss
the

complaint

in

its

entirety.

Plaintiffs

have

appealed

the
dismissal.

In

August

2020,

an

individual

action

was

filed

in

the
Northern District

of California

against UBS

and numerous

other
banks

alleging that

the defendants

conspired to

fix the

interest
rate

used

as

the

basis

for

loans

to

consumers

by

jointly

setting
the

USD LIBOR

rate

and

monopolized

the

market

for

LIBOR-
based consumer loans and credit cards.

Other benchmark

class actions

in the

US:
In 2014,

2015 and
2017, the

court in

one of

the Euroyen

TIBOR lawsuits

dismissed
certain

of

the

plaintiffs’

claims,

including

plaintiffs’

federal
antitrust

and

racketeering

claims.

In

August

2020,

the

court
granted defendants’

motion for

judgment on

the pleadings

and
dismissed the lone remaining claim in the action as impermissibly extraterritorial.

Plaintiffs

have

appealed.

In

2017,

the

court
dismissed

the

other

Yen

LIBOR

/

Euroyen

TIBOR

action

in

its
entirety

on

standing

grounds.

In

April

2020,

the

appeals

court
reversed

the

dismissal

and

in

August

2020

plaintiffs

in

that
action

filed

an

amended

complaint.

Defendants

moved

to
dismiss

the

amended

complaint

in

October

2020.

In

2017,

the
court dismissed

the CHF LIBOR

action on

standing grounds

and
failure

to

state

a

claim.

Plaintiffs

filed

an

amended

complaint
following

the

dismissal,

and

the

court

granted

a

renewed
motion

to

dismiss in

September 2019.

Plaintiffs have

appealed.
Also

in

2017,

the

court

in

the

EURIBOR

lawsuit

dismissed

the
case as

to UBS

and certain

other foreign

defendants for

lack of
personal

jurisdiction.

Plaintiffs have

appealed.

In October

2018,
the

court

in

the

SIBOR

/

SOR

action

dismissed

all

but

one

of
plaintiffs’

claims

against

UBS.

Plaintiffs

filed

an

amended
complaint

following

the

dismissal,

and

the

court

granted

a
renewed

motion

to

dismiss

in

July

2019.

Plaintiffs

appealed.

In
March

2021,

the

Second

Circuit

reversed

the

dismissal.

In
November

2018,

the

court

in

the

BBSW

lawsuit

dismissed

the
case as

to UBS

and certain

other foreign

defendants for

lack of
personal

jurisdiction.

Following

that

dismissal,

plaintiffs

filed

an
amended

complaint

in

April

2019,

which

UBS

and

other
defendants named in

the amended complaint

moved to dismiss.
In February

2020, the

court in

the BBSW

action granted

in part
and denied in

part defendants’ motions

to dismiss the

amended
complaint.

In

August

2020,

UBS

and

other

BBSW

defendants
joined
a

motion

for

judgment

on

the

pleadings.

The

court
dismissed

the GBP

LIBOR action

in August

2019. Plaintiffs

have
appealed.

Government bonds:

Putative class actions

have been filed since
2015 in US federal courts against UBS and other banks on behalf of persons who

participated in markets for US

Treasury securities
since 2007. A consolidated complaint was filed

in 2017 in the US
District Court for the

Southern District of New

York alleging that
the banks colluded with

respect to, and manipulated

prices of, US
Treasury securities

sold

at

auction

and

in

the

secondary market
and

asserting

claims

under

the

antitrust

laws

and

for

unjust
enrichment.

Defendants’

motions

to

dismiss

the

consolidated
complaint

was

granted

on

31

March

2021.

Plaintiffs

filed

an
amended complaint, which defendants moved to

dismiss in June
2021. Similar

class actions

have been

filed concerning European
government

bonds and other

government

bonds.
In

May

2021,

the

European

Commission

issued

a

decision
finding that

UBS

and

six other

banks breached

European Union
antitrust

rules

in

2007-2011

relating

to

European

government
bonds. The European

Commission

fined UBS EUR
172

million. UBS
is appealing

the amount

of the fine.
With

respect

to

additional

matters

and

jurisdictions

not
encompassed

by

the

settlements

and

orders

referred

to

above,
our

balance

sheet

at

30 June

2021

reflected

a

provision

in

an
amount that UBS believes to be appropriate under the applicable accounting

standard. As

in the

case of

other matters

for which
we have

established provisions,

the future

outflow of

resources
in respect

of such

matters cannot

be determined

with certainty
based

on

currently

available

information

and

accordingly

may
ultimately prove to

be substantially greater

(or may be

less) than
the provision that we have recognized.
6. Swiss retrocessions
The

Federal

Supreme

Court

of

Switzerland

ruled

in

2012,

in

a
test

case

against

UBS,

that

distribution

fees

paid

to

a

firm

for
distributing

third-party

and

intra-group

investment

funds

and
structured products must be

disclosed and surrendered to clients
who have

entered into

a discretionary

mandate agreement

with
the firm,

absent a

valid waiver. FINMA

issued a

supervisory note
to

all

Swiss

banks

in

response

to

the

Supreme

Court

decision.
UBS

has

met

the

FINMA

requirements

and

has

notified

all
potentially affected clients.
The

Supreme Court

decision has

resulted, and

may continue
to result,

in a

number of

client requests

for UBS

to disclose

and
potentially

surrender

retrocessions.

Client

requests

are

assessed
on a case-by-case basis. Considerations taken into account when assessing these cases

include, among other

things, the existence
of

a

discretionary

mandate

and

whether

or

not

the

client
documentation

contained

a

valid

waiver

with

respect

to
distribution fees.
Our balance

sheet at 30

June 2021 reflected

a provision

with
respect

to

matters

described

in

this

item

6

in

an

amount

that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

The

ultimate

exposure

will

depend

on

client

requests
and

the

resolution

thereof,

factors

that

are

difficult

to

predict
and assess.

Hence, as in

the case of

other matters for

which we
have

established

provisions,

the

future

outflow

of

resources

in
respect

of

such

matters

cannot

be

determined

with

certainty
based

on

currently

available

information

and

accordingly

may
ultimately prove to

be substantially greater

(or may be

less) than
the provision that we have recognized.